Insurance and participating investment contracts assets and liabilities - Narrative (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Description of methods used to measure contracts within scope of IFRS 17 and processes for estimating inputs to those methods	Critical judgements:Determining the characteristics which make a product illiquid, the level of illiquidity premium to apply to the discount rate of different products and how the illiquidity premium is determinedThe determination of whether a drawdown feature added to its longstanding and workplace pension products was a modification that required derecognition and the determination of the premium that would have been charged if these were new contracts.
Percentage of base mortality, used in calculating bespoke mortality rates	100.00%	100.00%
Minimum
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Lapse rate for workplace pensions	0.80%	0.80%
Lapse rate for longstanding business	0.50%	0.50%
Maximum
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Lapse rate for workplace pensions	14.60%	15.70%
Lapse rate for longstanding business	74.10%	74.10%